Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

23. Financial Instruments

The following table categorizes the Company's derivative financial assets and liabilities and their fair value amounts. Amounts are recorded as other assets or other liabilities on the Company's balance sheet.

	December 31, 2011	December 31, 2010
	Fair Value	Fair Value
Financial assets
Derivatives not designated in a hedging relationship
Current - commodity swaps	$220	$-
Long-term - commodity swaps	$-	$548
Current - foreign currency exchange agreements	$289	$-
Long-term - foreign currency exchange agreements	$69	$-
Long-term - interest rate swaps	$5	$-

Derivatives designated in a hedging relationship
Current - commodity swaps	$1,463	$1,928
Long-term - commodity swaps	$575	$1,325
Long-term - interest rate swaps	$-	$2,891

Financial liabilities
Derivatives not designated in a hedging relationship
Current - interest rate swaps	$1,492	$6,091
Long-term - interest rate swaps	$-	$1,391

Derivatives designated in a hedging relationship
Current - interest rate swaps	$1,993	$-
Long-term - interest rate swaps	$2,106	$-

The following table outlines the hierarchical measurement categories for various financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2011:

			December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$14,143	$-	$-	$14,143
Funded landfill post-closure costs	$9,200	$-	$-	$9,200
Other assets - commodity swaps (designated in a hedging relationship)	$-	$-	$2,038	$2,038
Other assets - commodity swaps	$-	$-	$220	$220
Other assets - interest rate swaps	$-	$5	$-	$5
Other assets - foreign currency exchange agreements	$-	$358	$-	$358
Other liabilities - commodity swaps (designated in a
Other liabilities - interest rate swaps (designated in a
hedging relationship)	$-	$(4,099)	$-	$(4,099)
Other liabilities - interest rate swaps	$-	$(1,492)	$-	$(1,492)
	$23,343	$(5,228)	$2,258	$20,373

			December 31, 2010
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$13,406	$-	$-	$13,406
Funded landfill post-closure costs	$8,949	$-	$-	$8,949
Other assets - commodity swaps (designated in a hedging relationship)	$-	$-	$3,253	$3,253
Other assets - commodity swaps	$-	$-	$548	$548
Other assets - interest rate swaps (designated in a hedging relationship)	$-	$2,891	$-	$2,891
Other liabilities - interest rate swaps	$-	$(7,482)	$-	$(7,482)
	$22,355	$(4,591)	$3,801	$21,565

The following table outlines the change in fair value for recurring Level 3 fair value measurements for the periods ended December 31, 2011 and 2010:

	December 31
	2011	2010

Balance, beginning of year	$3,801	$2,344
Realized gains included in the statement of operations, during the year	1,242	113
Unrealized losses included in the statement of operations, during the year	(324)	(122)
Unrealized (losses) gains included in accumulated other comprehensive loss, during the year	(1,215)	1,550
Settlements	(1,242)	(113)
Foreign currency translation adjustment	(4)	29
Balance, end of year	$2,258	$3,801

Fair value

Funded landfill post-closure costs are invested in BAs offered through Canadian financial institutions or Government of Canada treasury bills. The fair value of these investments is supported by quoted prices in active markets for identical assets.

The fair values of financial instruments are calculated using available market information, commonly accepted valuation methods and third-party valuation specialists. Considerable judgment is required to interpret market information to develop these estimates. Accordingly, these fair value estimates are not necessarily indicative of the amounts the Company, or counter-parties to the instruments, could realize in a current market exchange. The use of different assumptions and or estimation methods could have a material effect on these fair values.

The Company's interest rate swaps are recorded at their estimated fair values based on quotes received from financial institutions that trade these contracts. The Company verifies the reasonableness of these quotes at each financial statement date using similar quotes from another financial institution. In addition, the Company employs a third party, who is not a counter-party, to independently value the interest rate swaps and the Company uses all of this information to derive its fair value estimates. The use of different assumptions and or estimation methods could have a material effect on these fair values.

The fair values of commodity swaps are determined applying a discounted cash flow methodology. This methodology uses the Department of Energy forward index curve and the risk-free rate of interest, on a basis consistent with the underlying terms of the agreements, to discount the commodity swaps.  Financial institutions and the U.S. Department of Treasury are the sources of the Department of Energy forward index curve and risk-free rate of interest, respectively. The use of different assumptions and or estimation methods could have a material effect on these fair values.

The Company's foreign currency exchange agreements are recorded at their estimated fair values based on quotes received from the financial institution that the Company entered the agreement with. The Company verifies the reasonableness of the quotes by comparing them to the period end foreign currency exchange rate plus a forward premium. The use of different assumptions and or estimation methods could result in differing fair values which the Company believes would not be material.

Hedge accounting

The Company has designated certain commodity and interest rate swaps as cash flow hedges. The following tables outline changes in the fair value of commodity and interest rate swaps designated as cash flow hedges and their impact on other comprehensive income or loss, net of the related income tax effect, for the year ended December 31, 2011 and 2010.

	December 31
	2011	2010

Derivatives designated as cash flow hedges, net of income tax
Other comprehensive (loss) income, interest rate swaps	$(2,478)	$1,272
Other comprehensive (loss) income, commodity swaps	(3,312)	939
Total other comprehensive (loss) income, net of income tax	$(5,790)	$2,211

The Company measures and records any ineffectiveness on commodity swaps representing the difference between the underlying index price and the actual price of diesel fuel purchased. Gains or losses are reclassified to operating expenses as diesel fuel is consumed. The estimated net amount of the unrealized losses on commodity swaps expected to be reclassified to earnings within the next twelve months is $1,463 (December 31, 2010 - $1,928). The timing of actual amounts reclassified to net income is dependent on the movement in diesel fuel prices in the future. The Company measures and records any ineffectiveness on interest rate swaps using regression analysis. Interest rate swaps are settled quarterly, consistent with the Company's obligation to pay interest on its U.S. credit facility. Gains or losses arising from interest rate swaps are reclassified to interest expense upon settlement. The estimated net amount of the unrealized gains on interest rate swaps expected to be reclassified to earnings within the next twelve months is $1,993 (December 31, 2010 - $1,145). However, the actual amount reclassified to net income is dependent on the movement of interest rates in the future.

Interest rate, commodity swaps and foreign currency exchange agreements

The Company is subject to credit risk on certain interest rate, commodity swaps and foreign currency exchange agreements (collectively the “agreements”). The Company has entered into interest rate swaps as a condition of its U.S. long-term credit facility which requires it to fix a portion of its variable rate interest charged on borrowings under the facility, some of which has been designated for hedge accounting. In addition, the Company has entered into commodity swaps for a portion of diesel fuel consumed in its Canadian and U.S. operations. Finally, the Company has entered into foreign currency exchange agreements to mitigate against foreign currency fluctuations on dividends paid by BFI to WSI LLC, a U.S. holding company. WSI LLC has partial ownership in BFI.

The Company's corporate treasury function is responsible for arranging and approving all agreements. Suitable counterparties identified by the Company's treasury function are approved by the Audit Committee. The Company will only enter into agreements with highly rated and experienced counterparties who have successfully demonstrated that they are capable of executing these arrangements. If the counterparties' credit rating, prepared by reputable third party rating agencies, is downgraded, the Company's treasury function will review the agreement and assess if its exposure to the counterparty can be collateralized or if the agreement should be terminated. The Company's treasury function also prepares a report, at least once annually, to the Company's Audit Committee which outlines key terms of its agreements, fair values, counterparties and each counterparty's most recent credit rating, and where applicable changes to the risks related to each agreement.

The Company's maximum exposure to credit risk is represented by the fair value of interest rate and commodity swaps and foreign currency exchange agreements recorded in other assets on the Company's balance sheet. The Company holds no collateral or other credit enhancements as security over these agreements. The Company deems the agreements' credit quality to be high in light of its counterparties and no amounts are either past due or impaired. In all instances, the Company's risk management objective is to mitigate its risk exposures to a level consistent with its risk tolerance.

The Company has entered into the following commodity and interest rate swaps and foreign currency exchange agreements as outlined in the tables below:

U.S. fuel hedges
Date entered	Notional amount (gallons per month expressed in gallons)	Diesel rate paid (expressed in dollars)	Diesel rate received variable	Effective date	Expiration date

October 2008	62,500	$3.69	Diesel fuel index	July 2009	October 2013
June 2009	170,000	$2.31	NYMEX Heating Oil Index	January 2012	December 2012
June 2009	165,000	$2.28	NYMEX Heating Oil Index	January 2012	May 2012
June 2009	170,000	$2.34	NYMEX Heating Oil Index	January 2013	May 2013
May 2011	165,000	$3.03	NYMEX Heating Oil Index	January 2012	May 2012
May 2011	330,000	$3.01	NYMEX Heating Oil Index	June 2012	December 2012

Canadian fuel hedges
Date entered	Notional amount (litres per month expressed in litres)	Diesel rate paid (expressed in C$)	Diesel rate received variable	Effective date	Expiration date

September 2009	162,500	$0.65	NYMEX Heating Oil Index	January 2012	June 2012
October 2009	162,500	$0.65	NYMEX Heating Oil Index	January 2012	June 2012
May 2011	625,000	$0.77	NYMEX Heating Oil Index	January 2012	June 2012
May 2011	950,000	$0.78	NYMEX Heating Oil Index	July 2012	December 2012

Interest rate swaps
Date entered	Notional amount	Fixed interest rate (plus applicable margin)	Variable interest rate received	Effective date	Expiration date

September 2007	$35,000	4.89%	0.37%	October 2007	October 2012
March 2009	$10,000	1.72%	0.41%	March 2009	January 2012
October 2010	$160,000	1.07%	0.27%	November 2010	July 2014
March 2011	$60,000	1.61%	0.27%	April 2011	July 2014
June 2011	$30,000	1.13%	0.27%	July 2011	July 2014
October 2011	$45,000	*	*	October 2011	April 2013
Note:
(*) This interest rate swap agreement is based on LIBOR with an interest rate cap of 3.0%.

Foreign currency exchange agreements
Date entered	U.S. dollars purchased	Foreign currency exchange rate	Effective date

January 2011	$4,200	0.9999	January 2012
November 2011	$4,100	1.0008	April 2012
November 2011	$4,100	1.0025	July 2012
November 2011	$4,000	1.0042	October 2012
November 2011	$4,000	1.0057	January 2013

The contractual maturities of the Company's derivatives are as follows:

				December 31, 2011
		Payments due
	Total	Less than 1 year	1-3 years	4-5 years	After 5 years

Derivative
Interest rate swaps	$6,929	$3,467	$3,462	$-	$-
Commodity swaps	$346	$189	$157	$-	$-
Foreign currency exchange agreements	$20,400	$16,400	$4,000	$-	$-

Unrealized amounts recorded to net gain on financial instruments for the year ended December 31, 2011 are as follows:

	December 31
	2011	2010

Net (gain) loss on financial instruments
Funded landfill post-closure costs	$(89)	$(29)
Interest rate swaps	(4,851)	(5,586)
Fuel hedges	324	122
Foreign currency exchange agreements	(368)	-
	$(4,984)	$(5,493)

Estimated fair value

The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued charges approximates fair value due to the relatively short-term maturities of these instruments. Funded landfill post-closure costs and derivative financial instruments are recorded on the balance sheet at fair value.

At December 31, 2011, the estimated fair value of the direct finance lease receivables applying an interest rate consistent with the credit quality of the instrument is $1,030 (2010 - $1,511), compared to the carrying amount of $790 (2010 - $1,278).

At December 31, 2011, the debenture's estimated fair value is approximately $86,900 (2010 - $74,800) compared to the carrying amount of $57,030 (2010 - $58,315).

At December 31, 2011, the estimated fair value of the 2005 Seneca IRB Facility is approximately $45,300 (2010 - $44,800) compared to the carrying amount of $45,000 (2010 - $45,000).

At December 31, 2011, the estimated fair value of long-term debt bearing interest at variable rates approximates its carrying amount. The Company believes that renegotiation of its variable rate long-term debt would result in equivalent pricing than it currently enjoys. However, because the Company's variable rate facilities are non-amortizing and the Company's credit spreads have remained principally unchanged, the current carrying amount of the Company's variable rate long-term debt approximates its carrying amount.

In accordance with FASB's guidance on intangibles – goodwill and other, goodwill with a carrying amount of $412,244 was written down to its implied fair value of $51,687 which resulted in the Company recognizing an impairment loss of $360,557. The impairment loss has been recorded to the statement of operations and comprehensive income or loss for the year ended December 31, 2011. Measuring the fair value of goodwill includes the use of significant unobservable inputs, Level 3 in the fair value hierarchy. A description of the significant inputs and valuation techniques applied, including a reconciliation of the beginning and ending balance of goodwill, can be found in Note 10.

Fair value methods and assumptions

Financial assets and liabilities recorded at fair value, as and where applicable, and included in other assets and other liabilities on the Company's balance sheets include: funded landfill post-closure costs, and interest rate and commodity swaps. Deposits made to the social utility trust, and recorded as funded landfill post-closure costs on the balance sheet, are invested by the social utility trust trustee. Statements of invested amounts are supplied to the Company by the social utility trust trustee and are prepared from quoted market prices for the underlying investments. The fair value of interest rate and commodity swaps are determined by management with the assistance of third parties.